Quarterly Report
May 31, 2023
MFS®  Mid Cap Growth Fund
OTC-Q3

Portfolio of Investments
5/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 96.7%
Aerospace & Defense – 2.2%
Howmet Aerospace, Inc.	5,118,908	$218,833,317
Teledyne Technologies, Inc. (a)	149,387	58,059,258
		$276,892,575
Automotive – 3.2%
Copart, Inc. (a)	2,984,021	$261,370,400
LKQ Corp.	2,523,440	133,111,460
		$394,481,860
Brokerage & Asset Managers – 1.8%
NASDAQ, Inc.	4,059,901	$224,715,520
Business Services – 11.7%
CoStar Group, Inc. (a)	2,818,042	$223,752,535
Equifax, Inc.	570,111	118,936,557
Factset Research Systems, Inc.	241,516	92,957,093
Morningstar, Inc.	434,835	89,010,724
MSCI, Inc.	744,412	350,268,178
TransUnion	640,240	46,084,475
Tyler Technologies, Inc. (a)	484,832	192,458,911
Verisk Analytics, Inc., “A”	1,552,042	340,067,923
		$1,453,536,396
Computer Software – 10.8%
ANSYS, Inc. (a)	193,926	$62,752,515
Autodesk, Inc. (a)	437,205	87,174,305
Black Knight, Inc. (a)	1,519,226	87,780,878
Bumble, Inc., “A” (a)	938,020	14,351,706
Cadence Design Systems, Inc. (a)	2,264,002	522,780,702
Dun & Bradstreet Holdings, Inc.	3,282,506	32,825,060
NICE Systems Ltd., ADR (a)	600,766	123,721,750
Paylocity Holding Corp. (a)	592,023	102,271,973
Synopsys, Inc. (a)	669,701	304,687,167
		$1,338,346,056
Computer Software - Systems – 3.8%
Arista Networks, Inc. (a)	392,135	$65,227,736
Constellation Software, Inc.	122,296	249,367,625
ServiceNow, Inc. (a)	290,351	158,177,418
		$472,772,779
Construction – 3.7%
AZEK Co., Inc. (a)	3,252,453	$75,619,532
Martin Marietta Materials, Inc.	119,862	47,709,870
Pool Corp.	162,468	51,377,256
Vulcan Materials Co.	1,463,606	286,134,973
		$460,841,631
Consumer Products – 1.6%
Church & Dwight Co., Inc.	2,195,416	$202,966,209
Consumer Services – 1.7%
Bright Horizons Family Solutions, Inc. (a)	2,390,667	$204,641,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.6%
AMETEK, Inc.	2,285,638	$331,577,505
Hubbell, Inc.	221,809	62,652,170
Littlefuse, Inc.	433,203	110,917,296
Rockwell Automation, Inc.	249,198	69,426,563
		$574,573,534
Electronics – 6.2%
ASM International N.V.	559,852	$242,601,820
Entegris, Inc.	1,272,415	133,921,679
Monolithic Power Systems, Inc.	800,745	392,292,983
		$768,816,482
Energy - Independent – 1.8%
Chesapeake Energy Corp.	1,218,709	$91,707,852
Diamondback Energy, Inc.	290,896	36,987,426
Hess Corp.	785,647	99,517,906
		$228,213,184
Energy - Renewables – 0.4%
Enphase Energy, Inc. (a)	268,006	$46,600,883
Engineering - Construction – 0.6%
Quanta Services, Inc.	404,321	$71,799,323
Entertainment – 0.8%
Spotify Technology S.A. (a)	632,382	$94,161,680
Gaming & Lodging – 3.0%
Hyatt Hotels Corp.	1,563,441	$168,038,639
Las Vegas Sands Corp. (a)	1,506,032	83,027,544
Red Rock Resorts, Inc.	2,546,556	116,097,488
		$367,163,671
General Merchandise – 0.9%
Five Below, Inc. (a)	625,489	$107,909,362
Insurance – 3.2%
Arthur J. Gallagher & Co.	1,972,289	$395,108,655
Internet – 2.1%
Gartner, Inc. (a)	646,151	$221,539,332
Match Group, Inc. (a)	1,164,998	40,192,431
		$261,731,763
Leisure & Toys – 2.0%
Electronic Arts, Inc.	383,649	$49,107,072
Take-Two Interactive Software, Inc. (a)	1,474,396	203,068,561
		$252,175,633
Machinery & Tools – 3.2%
IDEX Corp.	904,290	$180,098,396
Ingersoll Rand, Inc.	1,226,125	69,472,243
Wabtec Corp.	1,563,353	144,813,388
		$394,384,027

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 3.8%
Henry Schein, Inc. (a)	1,357,733	$100,336,469
ICON PLC (a)	885,421	188,621,236
IDEXX Laboratories, Inc. (a)	260,129	120,900,155
Veeva Systems, Inc. (a)	352,988	58,490,111
		$468,347,971
Medical Equipment – 7.9%
Agilent Technologies, Inc.	1,545,591	$178,778,511
Bruker BioSciences Corp.	2,325,484	160,690,944
Envista Holdings Corp. (a)	3,654,825	116,552,369
Maravai Lifesciences Holdings, Inc., “A” (a)	881,871	11,323,224
Mettler-Toledo International, Inc. (a)	77,789	102,826,945
Revvity, Inc.	266,427	30,724,362
STERIS PLC	1,377,133	275,385,286
Waters Corp. (a)	387,476	97,341,721
		$973,623,362
Other Banks & Diversified Financials – 0.2%
S&P Global, Inc.	65,914	$24,218,781
Pharmaceuticals – 2.1%
Alnylam Pharmaceuticals, Inc. (a)	511,536	$94,639,275
Argenx SE, ADR (a)	61,543	23,921,764
Ascendis Pharma, ADR (a)	906,838	78,867,701
Legend Biotech Corp., ADR (a)	1,075,458	69,012,140
		$266,440,880
Pollution Control – 1.3%
Waste Connections, Inc.	1,219,564	$166,653,421
Printing & Publishing – 2.0%
Warner Music Group Corp.	1,056,881	$25,840,741
Wolters Kluwer N.V.	1,961,180	223,885,406
		$249,726,147
Railroad & Shipping – 0.2%
Canadian Pacific Kansas City Ltd.	279,284	$21,281,441
Real Estate – 0.6%
Extra Space Storage, Inc., REIT	504,136	$72,731,701
Restaurants – 1.7%
Chipotle Mexican Grill, Inc., “A” (a)	100,954	$209,629,972
Specialty Stores – 6.9%
Burlington Stores, Inc. (a)	399,613	$60,125,772
Lululemon Athletica, Inc. (a)	449,224	149,110,922
O'Reilly Automotive, Inc. (a)	329,525	297,663,228
Tractor Supply Co.	758,234	158,918,264
Ulta Beauty, Inc. (a)	477,347	195,631,121
		$861,449,307
Telecommunications - Wireless – 0.7%
SBA Communications Corp., REIT	408,471	$90,590,698
Total Common Stocks		$11,996,525,999

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 4.88% (v)	403,715,880	$403,675,508

Other Assets, Less Liabilities – 0.0%		5,252,875
Net Assets – 100.0%		$12,405,454,382
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $403,675,508 and $11,996,525,999, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$11,996,525,999	$—	$—	$11,996,525,999
Mutual Funds	403,675,508	—	—	403,675,508
Total	$12,400,201,507	$—	$—	$12,400,201,507
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$457,382,967	$1,572,934,149	$1,626,566,514	$(12,487)	$(62,607)	$403,675,508
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,763,721	$—